Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Valuation reserves for other deferred tax assets	$ 17,292	$ 14,663	$ 9,071
Domestic net operating loss carryforward	26,980
Foreign net operating losses carryforward	83,354
Effect of the repatriation provisions of the American Jobs Creation Act of 2004 and the provisions of the Income Taxes Topic of the ASC	313	(5,895)	(1,887)
Unrecognized tax benefits adjusted	27,686	30,007	28,208
Amount of unrecognized tax benefits where significant change is reasonably possible	2,607
Income tax interest and penalties	1,410	2,918	2,144
Accrued income tax interest and penalties	$ 9,275	$ 8,550	$ 5,732